Financial Risk Management - Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		₩ 544,276,680	₩ 500,715,969
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	9,149,396	9,784,107
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	2,939,584	2,025,952
Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	3,509,789	5,014,072
Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	85,546	104,697
Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	374,922,963	341,482,538
Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		57,381,997	50,160,304
Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		70,641,727	65,678,525
Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		608,382	591,952
Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		25,037,296	25,873,822
Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		187,310,296	172,647,379
Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	170,218,143	159,133,983
Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		10,199,689	8,548,928
Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	6,892,464	4,964,468
On demand | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		228,951,596	208,505,795
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	9,149,396	9,784,107
On demand | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	2,939,584	2,025,952
On demand | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	3,509,789	5,014,072
On demand | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
On demand | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	204,616,202	182,111,594
On demand | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		8,504,084	9,333,894
On demand | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		14,528	18,105
On demand | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		139	205
On demand | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		217,874	217,866
On demand | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		187,310,296	172,647,379
On demand | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	170,218,143	159,133,983
On demand | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		10,199,689	8,548,928
On demand | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	6,892,464	4,964,468
Up to 1 month | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		60,790,876	61,923,070
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	11,355	3,123
Up to 1 month | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	16,556,213	17,207,360
Up to 1 month | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		17,807,785	17,730,230
Up to 1 month | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		3,438,621	2,806,105
Up to 1 month | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		23,387	22,372
Up to 1 month | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		22,953,515	24,153,880
Up to 1 month | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Up to 1 month | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-3 montshs | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		42,524,313	40,432,762
1-3 montshs | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	9,993	4,120
1-3 montshs | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	31,123,968	28,485,765
1-3 montshs | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		5,825,350	4,923,897
1-3 montshs | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		5,318,699	6,769,859
1-3 montshs | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		42,406	40,376
1-3 montshs | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		203,897	208,745
1-3 montshs | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1-3 montshs | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
3-12 months | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		146,041,876	124,371,254
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	31,135	62,147
3-12 months | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	111,140,222	99,879,946
3-12 months | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		13,861,238	9,617,100
3-12 months | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		20,496,869	14,330,686
3-12 months | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		157,536	152,084
3-12 months | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		354,876	329,291
3-12 months | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
3-12 months | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1~5 years | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		56,700,841	56,378,541
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	31,640	35,198
1~5 years | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	10,157,238	12,133,364
1~5 years | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		10,380,171	7,616,809
1~5 years | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		34,863,044	35,512,544
1~5 years | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		334,359	332,033
1~5 years | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		934,389	748,593
1~5 years | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1~5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Over 5 years | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		9,267,178	9,104,547
Over 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	1,423	109
Over 5 years | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	1,329,120	1,664,509
Over 5 years | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		1,003,369	938,374
Over 5 years | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		6,509,966	6,241,226
Over 5 years | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		50,555	44,882
Over 5 years | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		372,745	215,447
Over 5 years | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Over 5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	₩ 0	₩ 0

[1]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.
[2]	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
[3]	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
[4]	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
[5]	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.